Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement of comprehensive income [abstract]
Net profit for the year	¥ 32,209	¥ 45,353	¥ 31,567
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit plans	(1,147)	3,121	1,868
Changes in fair value of financial assets measured at fair value through other comprehensive income	3,130	(4,161)	401
Subtotal	1,983	(1,040)	2,269
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	(2,140)	4,102	(6,431)
Subtotal	(2,140)	4,102	(6,431)
Total	(157)	3,062	(4,162)
Comprehensive income for the year	32,052	48,415	27,405
Comprehensive income attributable to:
Owners of the Company	23,386	42,073	25,727
Non-controlling interests	8,666	6,342	1,678
Comprehensive income for the year	¥ 32,052	¥ 48,415	¥ 27,405